Note 6 - Premises and Equipment - Premises and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Premises and equipment, gross	$ 85,704	$ 78,603
Less accumulated depreciation	(22,858)	(20,401)
Property, Plant and Equipment, Net, Ending Balance	62,846	58,202
Land [Member]
Premises and equipment, gross	20,156	17,093
Building [Member]
Premises and equipment, gross	46,112	46,584
Leasehold Improvements [Member]
Premises and equipment, gross	1,155	573
Furniture and Fixtures [Member]
Premises and equipment, gross	14,705	13,861
Vehicles [Member]
Premises and equipment, gross	241	175
Construction in Progress [Member]
Premises and equipment, gross	$ 3,335	$ 317